UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

             Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.9%
Honeywell International, Inc.	4,154,500	$360,319,785
Northrop Grumman Corp.	3,526,000	379,080,260
Raytheon Co.	6,373,700	525,001,669
United Technologies Corp.	4,722,700	501,786,875

		1,766,188,589
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	3,443,800	338,318,912
Auto Components — 0.6%
Johnson Controls, Inc.	3,645,400	168,235,210
Beverages — 2.4%
The Coca-Cola Co.	8,913,900	352,723,023
Diageo PLC	11,561,300	368,544,714

		721,267,737
Chemicals — 3.2%
The Dow Chemical Co.	4,629,700	182,734,259
E.I. du Pont de Nemours & Co.	7,741,200	473,761,440
Olin Corp.	3,352,300	75,460,273
Praxair, Inc.	1,724,300	215,037,453

		946,993,425
Commercial Banks — 8.5%
Fifth Third Bancorp	16,836,900	320,406,207
M&T Bank Corp.	653,400	73,527,102
SunTrust Banks, Inc.	12,867,750	432,871,110
The Toronto-Dominion Bank	3,338,600	306,242,463
US Bancorp	12,018,700	449,018,632
Wells Fargo & Co.	22,139,100	945,118,179

		2,527,183,693
Communications Equipment — 0.8%
Motorola Solutions, Inc.	3,736,200	233,587,224
Consumer Finance — 1.4%
American Express Co.	5,124,800	419,208,640
Diversified Financial Services — 4.3%
Citigroup, Inc.	7,351,300	358,596,414
JPMorgan Chase & Co.	17,797,800	917,298,612

		1,275,895,026
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	10,123,300	366,463,460
BCE, Inc.	2,127,900	92,627,487
Verizon Communications, Inc.	11,301,600	570,843,816

		1,029,934,763
Electric Utilities — 2.6%
Duke Energy Corp.	1,820,800	130,605,984
Edison International	2,529,800	124,036,094
Common Stocks	Shares	Value
Electric Utilities (concluded)
ITC Holdings Corp.	818,300	$82,312,797
NextEra Energy, Inc.	3,608,800	305,845,800
Northeast Utilities, Inc.	2,826,000	121,207,140

		764,007,815
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,079,600	119,198,636
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,916,100	179,576,892
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	2,259,000	173,378,250
Food Products — 3.5%
General Mills, Inc.	5,257,300	265,073,066
Kraft Foods, Inc., Class A	2,739,600	148,979,448
Mondelez International, Inc., Class A	9,394,100	316,017,524
Unilever NV - NY Shares	8,217,200	326,387,184

		1,056,457,222
Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	2,307,400	138,236,334
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	4,455,000	429,996,600
Household Products — 2.2%
Kimberly-Clark Corp.	2,544,000	274,752,000
The Procter & Gamble Co.	4,632,000	374,034,000

		648,786,000
Industrial Conglomerates — 3.6%
3M Co.	2,440,400	307,124,340
General Electric Co.	29,342,400	767,010,336

		1,074,134,676
Insurance — 5.8%
ACE Ltd.	3,334,300	318,225,592
The Chubb Corp.	3,339,200	307,473,536
MetLife, Inc.	2,737,700	129,520,587
Prudential Financial, Inc.	6,712,200	546,305,958
The Travelers Cos., Inc.	4,902,900	423,120,270

		1,724,645,943
IT Services — 1.9%
Automatic Data Processing, Inc.	1,216,600	91,208,502
International Business Machines Corp.	2,604,200	466,698,682

		557,907,184
Leisure Equipment & Products — 0.6%
Mattel, Inc.	4,254,300	188,763,291

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 1.5%
Deere & Co.	5,572,700	$456,069,768
Media — 3.0%
Comcast Corp., Special Class A	15,991,600	740,411,080
The Walt Disney Co.	2,385,000	163,587,150

		903,998,230
Metals & Mining — 1.9%
BHP Billiton Ltd.	13,965,900	493,741,747
Southern Copper Corp.	2,803,900	78,369,005

		572,110,752
Multi-Utilities — 2.6%
Dominion Resources, Inc.	4,820,200	307,287,750
Public Service Enterprise Group, Inc.	5,481,500	183,630,250
Sempra Energy	1,719,100	156,678,774
Wisconsin Energy Corp.	2,920,600	122,986,466

		770,583,240
Oil, Gas & Consumable Fuels — 12.8%
Chevron Corp.	7,521,900	902,327,124
ConocoPhillips	2,379,400	174,410,020
Enbridge, Inc.	9,046,500	392,175,514
Exxon Mobil Corp.	6,654,000	596,331,480
Kinder Morgan, Inc.	5,670,400	200,221,824
Marathon Oil Corp.	7,007,400	247,080,924
Marathon Petroleum Corp.	3,294,000	236,048,040
Occidental Petroleum Corp.	3,314,500	318,457,160
Phillips 66	1,538,600	99,131,998
Royal Dutch Shell PLC, Class A	2,255,800	75,128,978
Spectra Energy Corp.	3,959,600	140,842,972
Total SA - ADR	7,497,100	458,672,578

		3,840,828,612
Paper & Forest Products — 1.3%
International Paper Co.	4,809,800	214,565,178
MeadWestvaco Corp.	5,437,400	189,493,390

		404,058,568
Pharmaceuticals — 8.6%
Abbott Laboratories	2,775,900	101,459,145
AbbVie, Inc.	2,775,900	134,492,355
Bristol-Myers Squibb Co.	10,395,500	545,971,660
Johnson & Johnson	5,648,700	523,126,107
Merck & Co., Inc.	11,910,500	537,044,445
Pfizer, Inc.	23,531,800	721,955,624

		2,564,049,336
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	1,433,656	$113,760,604
Weyerhaeuser Co.	4,346,700	132,139,680

		245,900,284
Road & Rail — 0.8%
Union Pacific Corp.	1,671,100	253,004,540
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	11,803,200	288,352,176
Software — 1.5%
Microsoft Corp.	12,586,400	444,929,240
Specialty Retail — 2.4%
The Home Depot, Inc.	9,062,400	705,870,336
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	1,511,100	324,886,500
Tobacco — 3.3%
Altria Group, Inc.	4,595,800	171,101,634
Lorillard, Inc.	5,442,000	277,596,420
Philip Morris International, Inc.	5,962,100	531,342,352

		980,040,406
Water Utilities — 0.7%
American Water Works Co., Inc.	4,698,500	201,424,695
Total Long-Term Investments (Cost — $22,002,063,093) — 98.6%		29,438,008,745

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	452,604,143	452,604,143
Total Short-Term Securities (Cost — $452,604,143) — 1.5%		452,604,143
Total Investments (Cost — $22,454,667,236*) — 100.1%		29,890,612,888
Liabilities in Excess of Other Assets — (0.1)%		(18,631,928)

Net Assets — 100.0%		$29,871,980,960

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$22,458,728,580

Gross unrealized appreciation	$7,466,669,970
Gross unrealized depreciation	(34,785,662)

Net unrealized appreciation	$7,431,884,308

2	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	843,123,062	(390,518,919)	452,604,143	$49,435

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,766,188,589	—	—	$1,766,188,589
Air Freight & Logistics	338,318,912	—	—	338,318,912
Auto Components	168,235,210	—	—	168,235,210
Beverages	352,723,023	$368,544,714	—	721,267,737
Chemicals	946,993,425	—	—	946,993,425
Commercial Banks	2,527,183,693	—	—	2,527,183,693
Communications Equipment	233,587,224	—	—	233,587,224
Consumer Finance	419,208,640	—	—	419,208,640
Diversified Financial Services	1,275,895,026	—	—	1,275,895,026
Diversified Telecommunication Services	1,029,934,763	—	—	1,029,934,763
Electric Utilities	764,007,815	—	—	764,007,815
Electrical Equipment	119,198,636	—	—	119,198,636
Energy Equipment & Services	179,576,892	—	—	179,576,892
Food & Staples Retailing	173,378,250	—	—	173,378,250
Food Products	1,056,457,222	—	—	1,056,457,222
Health Care Providers & Services	138,236,334	—	—	138,236,334
Hotels, Restaurants & Leisure	429,996,600	—	—	429,996,600
Household Products	648,786,000	—	—	648,786,000
Industrial Conglomerates	1,074,134,676	—	—	1,074,134,676
Insurance	1,724,645,943	—	—	1,724,645,943
IT Services	557,907,184	—	—	557,907,184
Leisure Equipment & Products	188,763,291	—	—	188,763,291
Machinery	456,069,768	—	—	456,069,768
Media	903,998,230	—	—	903,998,230
Metals & Mining	78,369,005	493,741,747	—	572,110,752
Multi-Utilities	770,583,240	—	—	770,583,240
Oil, Gas & Consumable Fuels	3,765,699,634	75,128,978	—	3,840,828,612
Paper & Forest Products	404,058,568	—	—	404,058,568
Pharmaceuticals	2,564,049,336	—	—	2,564,049,336
Real Estate Investment Trusts (REITs)	245,900,284	—	—	245,900,284
Road & Rail	253,004,540	—	—	253,004,540
Semiconductors & Semiconductor Equipment	288,352,176	—	—	288,352,176
Software	444,929,240	—	—	444,929,240
Specialty Retail	705,870,336	—	—	705,870,336
Textiles, Apparel & Luxury Goods	324,886,500	—	—	324,886,500
Tobacco	980,040,406	—	—	980,040,406
Water Utilities	201,424,695	—	—	201,424,695
Short-Term Securities	452,604,143	—	—	452,604,143

Total	$28,953,197,449	$937,415,439	—	$29,890,612,888

4	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, foreign currency at value of $2,313,893 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

           Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 23, 2013